Revenue - Schedule of Disaggregation of Net Sales by Product (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Disaggregation of Revenue [Line Items]
Net sales	$ 843	$ 723	$ 3,102	$ 2,715	$ 2,469
Pumps
Disaggregation of Revenue [Line Items]
Net sales	144	119	546	541	540
Consumables
Disaggregation of Revenue [Line Items]
Net sales	261	229	956	854	777
CGM
Disaggregation of Revenue [Line Items]
Net sales	431	360	1,553	1,313	1,117
Other
Disaggregation of Revenue [Line Items]
Net sales	$ 7	$ 15	$ 46	$ 6	$ 34